Business Combinations and Acquisitions (Details) - Schedule of asset acquisition $ in Thousands	12 Months Ended
Jul. 03, 2022 USD ($)
Business Combinations and Acquisitions (Details) - Schedule of asset acquisition [Line Items]
Current assets	$ 2,954
Property and equipment	48,685
Identifiable intangible assets	2,235
Assets held for sale	10,985
Current liabilities	(1,507)
Deferred tax liability	(9,107)
Total consideration transferred	54,245
Bowl America [Member]
Business Combinations and Acquisitions (Details) - Schedule of asset acquisition [Line Items]
Current assets	2,949
Property and equipment	40,121
Identifiable intangible assets	1,099
Assets held for sale	10,985
Current liabilities	(1,426)
Deferred tax liability	(9,107)
Total consideration transferred	44,621
Other Asset Acquisition [Member]
Business Combinations and Acquisitions (Details) - Schedule of asset acquisition [Line Items]
Current assets	5
Property and equipment	8,564
Identifiable intangible assets	1,136
Current liabilities	(81)
Total consideration transferred	$ 9,624